SUBSEQUENT EVENT	12 Months Ended
Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENT

20. SUBSEQUENT EVENT

Repurchase of Own Shares

Kyocera Corporation has resolved at a meeting of its Board of Directors held on April 26, 2018 to undertake a repurchase of its own shares under the provisions of the Articles of Incorporation of the Company pursuant to Article 165, Paragraph 2 of the Companies Act of Japan.

(i) Reason for repurchase of own shares

The repurchase of own shares is intended to facilitate flexible capital strategies in the future, such as stock swaps.

(ii) Details of matters relating to the repurchase

Type of shares to be repurchased	Common stock
Total number of shares to be repurchased	Up to 7,200,000 shares (Percentage to total number of shares issued excluding treasury shares: 1.96%)
Total amount of repurchase price	Up to 40 billion yen
Period of repurchase	From April 27, 2018 to September 20, 2018
Method of repurchase	Market purchases through the Tokyo Stock Exchange

(iii) Status of repurchase of own shares

Kyocera repurchased 5,951,000 of its own shares in the amount of ¥39,999,761,100 during April 27, 2018 to May 30, 2018 by market purchases through the Tokyo Stock Exchange. As a result, the repurchase of its own shares by Kyocera as resolved at the meeting of its Board of Directors held on April 26, 2018 was completed on May 30, 2018.